Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Export Duty Deposits Receivable [Roll Forward]
Beginning of year	$ 354	$ 242
Export duties recognized as duty deposits receivable	0	97
Interest Income On Duty Deposits Receivable	23	15
End of year	377	354
Export Duties Payable [Roll Forward]
Beginning of year	73	69
Export duties recognized as long-term payable	(45)	(2)
Interest Income On Duty Deposits Payable	(4)	6
End of year	$ 24	$ 73